Subsequent Events - Pinellas Cancer Center Acquisition (Details) - TOI Parent Inc. - Subsequent events - Pinellas Cancer Center	Feb. 12, 2021 USD ($) installment
Subsequent Events
Consideration for asset purchase | $	$ 1,710,000
Number of installments in annual anniversary | installment	2